Trade Payables - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Trade And Other Current Payables LineItems
Trade payables due to related parties	€ 0	€ 0
Invoices received from suppliers	10,097	11,670
Trade payables	€ 5,280	€ 5,444
Bottom Of Range [Member]
Disclosure Of Trade And Other Current Payables LineItems
Average number of days between invoice date and payment date	90 days
Top of Range [member]
Disclosure Of Trade And Other Current Payables LineItems
Average number of days between invoice date and payment date	150 days